Income Taxes (Detailed Amounts of Tax Effects of Items Recorded Directly in Equity) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	¥ (9,388)	¥ (3,600)
Less: reclassification adjustments	(1,316)	(798)
Total	(10,703)	(4,399)
Foreign currency translation adjustments:
Unrealized gains (losses)	(1,416)	0
Less: reclassification adjustments	0	0
Total	(1,416)	0
Defined benefit plan adjustments:
Unrealized gains (losses)	5,194	2,676
Less: reclassification adjustments	(6,232)	(6,696)
Total	(1,038)	(4,020)
Own credit risk adjustments:
Unrealized gains (losses)	472	2,887
Less: reclassification adjustments	(1)	128
Total	471	3,015
Total tax effect before allocation to noncontrolling interests	¥ (12,686)	¥ (5,403)